December 2020
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
CIBC Inc.
Morgan Stanley Mortgage Capital Holdings LLC
Starwood Mortgage Funding III LLC
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Trust Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch Ratings, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.
Payment Date:
Dec 17, 2020
Prior Payment:
Nov 18, 2020
Next Payment:
Jan 15, 2021
Record Date:
Nov 30, 2020
Determination Date:
Dec 11, 2020
First Payment Date:
Nov 18, 2015
Closing Date:
Oct 15, 2015
Final Distribution Date:
Oct 19, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

Defeased Loan Detail

Material Breaches and Document Defects

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.61500%
34,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.80100%
28,700,000.00
0.60
0.00
0.00
0.00
0.00
0.60
A-SB
3.38300%
93,700,000.00
91,092,611.02
1,333,582.34
256,805.25
1,590,387.59
0.00
89,759,028.68
A-3
3.28000%
115,000,000.00
115,000,000.00
0.00
314,333.33
314,333.33
0.00
115,000,000.00
A-4
3.37200%
230,000,000.00
230,000,000.00
0.00
646,300.00
646,300.00
0.00
230,000,000.00
A-5
3.63500%
324,193,000.00
324,193,000.00
0.00
982,034.63
982,034.63
0.00
324,193,000.00
A-S
4.06900%
45,702,000.00
45,702,000.00
0.00
154,967.87
154,967.87
0.00
45,702,000.00
B
4.52465%
89,931,000.00
89,931,000.00
0.00
339,088.80
339,088.80
0.00
89,931,000.00
C
4.52465%
56,022,000.00
56,022,000.00
0.00
211,233.42
211,233.42
0.00
56,022,000.00
D
3.06800%
63,394,000.00
63,394,000.00
0.00
162,077.33
162,077.33
0.00
63,394,000.00
E
4.52465%
29,485,000.00
29,485,000.00
0.00
111,174.49
111,174.49
0.00
29,485,000.00
F
4.52465%
13,269,000.00
13,269,000.00
0.00
50,031.35
50,031.35
0.00
13,269,000.00
G
4.52465%
56,022,010.00
56,022,010.00
0.00
198,268.85
198,268.85
0.00
56,022,010.00
X-A
1.05311%
825,593,000.00
760,285,611.62
0.00
667,217.22
667,217.22
0.00
758,952,029.28
X-B
0.45565%
45,702,000.00
45,702,000.00
0.00
17,353.54
17,353.54
0.00
45,702,000.00
X-D
1.45665%
63,394,000.00
63,394,000.00
0.00
76,952.55
76,952.55
0.00
63,394,000.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,179,418,010.00
1,114,110,621.62
1,333,582.34
4,187,838.64
5,521,420.98
0.00
1,112,777,039.28
December 2020
PAYMENT DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit
Balance
A-1
61765TAA1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61765TAB9
0.00002091
0.00000000
0.00000005
0.00000005
0.00000000
0.00002091
A-SB
61765TAC7
972.17300982
14.23246894
2.74071774
16.97318669
0.00000000
957.94054088
A-3
61765TAD5
1,000.00000000
0.00000000
2.73333333
2.73333333
0.00000000
1,000.00000000
A-4
61765TAE3
1,000.00000000
0.00000000
2.81000000
2.81000000
0.00000000
1,000.00000000
A-5
61765TAF0
1,000.00000000
0.00000000
3.02916667
3.02916667
0.00000000
1,000.00000000
A-S
61765TAK9
1,000.00000000
0.00000000
3.39083333
3.39083333
0.00000000
1,000.00000000
B
61765TAL7
1,000.00000000
0.00000000
3.77054412
3.77054412
0.00000000
1,000.00000000
C
61765TAM5
1,000.00000000
0.00000000
3.77054412
3.77054412
0.00000000
1,000.00000000
D
61765TAN3
1,000.00000000
0.00000000
2.55666667
2.55666667
0.00000000
1,000.00000000
E
61765TAP8 / U6182BAA7 / 61765TAQ6
1,000.00000000
0.00000000
3.77054412
3.77054412
0.00000000
1,000.00000000
F
61765TAR4 / U6182BAB5 / 61765TAS2
1,000.00000000
0.00000000
3.77054412
3.77054412
0.00000000
1,000.00000000
G
61765TAT0 / U6182BAC3 / 61765TAU7
1,000.00000000
0.00000000
3.53912420
3.53912420
0.00000000
1,000.00000000
X-A
61765TAG8
920.89638795
0.00000000
0.80816725
0.80816725
0.00000000
919.28108557
X-B
61765TAH6
1,000.00000000
0.00000000
0.37971078
0.37971078
0.00000000
1,000.00000000
X-D
61765TAJ2
1,000.00000000
0.00000000
1.21387745
1.21387745
0.00000000
1,000.00000000
R
61765TAX1 / U6182BAE9 / 61765TAY9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
61765TAV5 / U6182BAD1 / 61765TAW3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
December 2020
FACTOR DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
Principal
Principal
Allocation
Deficit
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.60
0.00
0.00
0.00
0.00
0.60
0.00
A-SB
91,092,611.02
1,333,582.34
0.00
0.00
0.00
89,759,028.68
0.00
A-3
115,000,000.00
0.00
0.00
0.00
0.00
115,000,000.00
0.00
A-4
230,000,000.00
0.00
0.00
0.00
0.00
230,000,000.00
0.00
A-5
324,193,000.00
0.00
0.00
0.00
0.00
324,193,000.00
0.00
A-S
45,702,000.00
0.00
0.00
0.00
0.00
45,702,000.00
0.00
B
89,931,000.00
0.00
0.00
0.00
0.00
89,931,000.00
0.00
C
56,022,000.00
0.00
0.00
0.00
0.00
56,022,000.00
0.00
D
63,394,000.00
0.00
0.00
0.00
0.00
63,394,000.00
0.00
E
29,485,000.00
0.00
0.00
0.00
0.00
29,485,000.00
0.00
F
13,269,000.00
0.00
0.00
0.00
0.00
13,269,000.00
0.00
G
56,022,010.00
0.00
0.00
0.00
0.00
56,022,010.00
0.00
Totals:
1,114,110,621.62
1,333,582.34
0.00
0.00
0.00
1,112,777,039.28
0.00
December 2020
PRINCIPAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt'l
Distribution
Unpaid Int
Class
Interest
Shortfall
Allocation
Shortfall
Fees
Premium
Amount
Interest Amt
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
256,805.25
0.00
0.00
0.00
0.00
0.00
0.00
0.00
256,805.25
0.00
A-3
314,333.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
314,333.33
0.00
A-4
646,300.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
646,300.00
0.00
A-5
982,034.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
982,034.63
0.00
A-S
154,967.87
0.00
0.00
0.00
0.00
0.00
0.00
0.00
154,967.87
0.00
B
339,088.80
0.00
0.00
0.00
0.00
0.00
0.00
0.00
339,088.80
0.00
C
211,233.42
0.00
0.00
0.00
0.00
0.00
0.00
0.00
211,233.42
0.00
D
162,077.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
162,077.33
0.00
E
111,174.49
0.00
0.00
0.00
0.00
0.00
0.00
0.00
111,174.49
0.00
F
50,031.35
0.00
0.00
0.00
0.00
0.00
0.00
0.00
50,031.35
0.00
G
211,233.46
0.00
0.00
12,964.61
0.00
0.00
0.00
0.00
198,268.85
23,828.91
X-A
667,217.22
0.00
0.00
0.00
0.00
0.00
0.00
0.00
667,217.22
0.00
X-B
17,353.54
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,353.54
0.00
X-D
76,952.55
0.00
0.00
0.00
0.00
0.00
0.00
0.00
76,952.55
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,200,803.25
0.00
0.00
12,964.61
0.00
0.00
0.00
0.00
4,187,838.64
23,828.91
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
December 2020
INTEREST DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25

Interest
Fees
Scheduled Interest
4,218,608.09
Servicing Fee
14,002.20
Interest Adjustments
(28,448.43)
Trustee/Certificate Administrator Fee
2,321.02
Deferred Interest
0.00
Special Servicing Fee
2,193.73
Net Prepayment Shortfall
0.00
Workout Fee
0.00
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Special Serv Fee plus Adj.
0.00
Interest Collections
4,190,159.66
CREFC Intellectual Property Royalty License Fee
464.22
Trust Advisor Fee
1,017.40
Extension Fee
0.00
Principal
Fee Distributions
19,998.57
Scheduled Principal
1,333,582.34
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
181.74
Principal Collections
1,333,582.34
Net ASER Amount
10,589.14
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
10,770.88
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,187,838.64
Principal Distribution
1,333,582.34
Total Collections
5,523,742.00
Prepayment Premium
0.00
Available Distribution Amount
5,521,420.98
Total Distributions
5,523,742.00
Start
End
Interest Accrual Period
11/1/2020
11/30/2020
Funds Collection
Funds Distribution
December 2020
RECONCILIATION OF FUNDS
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25

P&I Advances
Beginning Stated Principal Balance
1,114,110,621.99
* Total Current
Ending Stated Principal Balance
1,112,777,039.65
Advance
Ending Unpaid Balance
1,113,005,504.94
Total
Not Provided
Mortgage Loan Count
59
Unreimbursed Advances
Aggregate Principal Balance
1,112,777,039.65
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
54
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate
4.543830%
Total
0.00
767,883.52
2,000.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
December 2020
MISCELLANEOUS DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25

December 2020
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

December 2020
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
2
0.00
20,075,416.16
0
1
10,511,764.88
0
0
0.00
0
0.00
Dec 2020
0.00
1.8%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
10,529,914.53
0
0
0.00
0
0.00
Nov 2020
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
6,164,595.02
0
1
10,546,579.95
0
0
0.00
0
0.00
Oct 2020
0.00
0.6%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
10,564,589.83
0
0
0.00
0
0.00
Sep 2020
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
6,182,737.04
0
1
10,581,111.42
0
0
0.00
0
0.00
Aug 2020
0.00
0.6%
0.0%
0.9%
0.0%
0.0%
0.0%
2
14,427,685.23
1.3%
0
0.00
0.00
0
1
10,597,564.48
0
0
0.00
0
0.00
Jul 2020
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
10,615,369.67
6,200,740.37
1
0
0.00
0
0
0.00
0
0.00
Jun 2020
0.00
0.5%
0.9%
0.0%
0.0%
0.0%
0.0%
1
12,150,000.00
1.1%
1
0.00
10,631,680.63
0
0
0.00
0
0
0.00
0
0.00
May 2020
0.00
0.9%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

December 2020
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
56
1,082,189,858.61
97.25%
1,082,189,858.61
2
20,075,416.16
1.80%
20,150,127.45
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
10,511,764.88
0.94%
10,665,518.88
59
1,112,777,039.65
100.00%
1,113,005,504.94
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
56
1,082,189,858.61
97.25%
1,082,189,858.61
2
20,075,416.16
1.80%
20,150,127.45
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
10,511,764.88
0.94%
10,665,518.88
59
1,112,777,039.65
100.00%
1,113,005,504.94
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

December 2020
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

December 2020
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
90.87
0.00
0.00
28,273,900.23
0.00
0.00
9
2,193.73
0.00
0.00
10,589.14
0.00
0.00
0.00
0.00
0.00
10,511,764.88
0.00
0.00
34
0.00
0.00
0.00
0.00
0.00
0.00
90.87
0.00
0.00
4,380,392.19
0.00
0.00
51
43,166,057.30
Count:
Totals:
3
2,193.73
0.00
0.00
10,589.14
0.00
0.00
181.74
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
12,964.61
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

December 2020
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
34
03/01/2020
2,632,478.62
12/11/2020
16,100,000.00
05/14/2015
10,589.14
10,589.14
Count:
Totals:
1
2,632,478.62
16,100,000.00
10,589.14
10,589.14

December 2020
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt

Mixed Use
NY
01/07/24
N
90,000,000.00
338,250.00
0.00
12/07/20
0.00
0
338,250.00
0.00
4.510
2.29
12/31/19
1A
01/07/24
N
25,000,000.00
93,958.33
0.00
12/07/20
0.00
0
93,958.33
0.00
4.510
0.00

Office
NY
09/01/25
N
110,000,000.00
405,166.67
0.00
12/01/20
0.00
0
405,166.67
0.00
4.420
1.70
12/31/19

Lodging
LA
08/06/25
N
38,765,494.84
220,676.59
0.00
12/06/20
0.00
0
152,422.46
0.00
4.710
1.96
12/31/19
3A
08/06/25
N
36,485,171.88
207,695.61
0.00
12/06/20
0.00
0
143,456.44
0.00
4.710
0.00

Various
XX
07/01/25
N
24,463,234.41
128,235.81
0.00
12/01/20
0.00
0
94,009.01
0.00
4.605
1.97
12/31/19
4A
07/01/25
N
19,570,587.49
102,588.65
0.00
12/01/20
0.00
0
75,207.21
0.00
4.605
0.00
4B
07/01/25
N
9,785,293.83
51,294.32
0.00
12/01/20
0.00
0
37,603.60
0.00
4.605
0.00
4C
07/01/25
N
4,892,646.90
25,647.16
0.00
12/01/20
0.00
0
18,801.80
0.00
4.605
0.00

Various
XX
08/01/25
N
56,915,259.96
304,129.72
0.00
12/01/20
0.00
0
220,396.11
0.00
4.640
1.71
12/31/19

Multifamily
MD
07/01/25
N
54,090,312.20
271,650.37
0.00
12/01/20
0.00
0
197,249.83
0.00
4.370
1.39
12/31/19

Office
CA
08/01/25
N
49,742,706.15
250,424.76
0.00
12/01/20
0.00
0
182,700.51
0.00
4.402
2.50
12/31/19

Retail
CA
08/01/25
N
38,227,322.45
214,896.67
0.00
12/01/20
0.00
0
146,274.55
0.00
4.584
1.85
12/31/19

Office
PA
09/01/25
N
28,273,900.23
161,649.85
0.00
12/01/20
0.00
0
117,049.80
0.00
4.960
1.84
12/31/19

Various
XX
09/01/25
N
27,763,576.43
137,814.50
0.00
12/01/20
0.00
0
99,438.32
0.00
4.292
2.63
12/31/19

Mixed Use
CT
09/01/25
N
26,087,568.72
131,634.48
0.00
12/01/20
0.00
0
93,443.14
0.00
4.292
1.69
12/31/19

Office
NJ
08/01/25
N
22,864,245.08
123,916.29
0.00
12/01/20
0.00
0
91,016.15
0.00
4.770
0.00

Retail
04/05/18 PA
08/01/25
N
21,496,388.01
112,675.82
0.00
12/01/20
0.00
0
85,198.63
0.00
4.750
1.54
12/31/19

Multifamily
PA
08/01/25
N
20,682,432.45
107,308.29
0.00
12/01/20
0.00
0
75,469.00
0.00
4.372
1.16
12/31/19

Mixed Use
IL
07/06/25
N
20,862,801.77
103,750.44
0.00
12/06/20
0.00
0
74,619.02
0.00
4.286
1.70
12/31/19

Retail
ID
08/01/25
N
18,060,437.05
97,034.55
0.00
12/01/20
0.00
0
62,337.74
0.00
4.134
1.78
12/31/19

Multifamily
VA
09/06/25
N
19,623,820.69
99,396.06
0.00
12/06/20
0.00
0
73,098.44
0.00
4.464
2.00
12/31/19

Multifamily
NV
08/01/25
N
17,331,908.32
91,214.05
0.00
12/01/20
0.00
0
65,107.02
0.00
4.501
1.56
12/31/19

Multifamily
FL
08/01/25
N
17,809,684.65
90,696.67
0.00
12/01/20
0.00
0
66,875.65
0.00
4.500
2.79
12/31/19

Retail
WA
08/01/25
N
16,727,393.58
85,944.24
0.00
12/01/20
0.00
0
59,810.09
0.00
4.284
1.59
12/31/19

Various
XX
09/01/25
N
15,669,804.12
88,344.58
0.00
10/01/20
0.00
1
60,553.47
0.00
4.629
2.12
12/31/19

Office
OK
08/01/25
N
16,423,105.14
87,479.67
0.00
12/01/20
0.00
0
67,021.22
0.00
4.891
2.05
12/31/19

Office
NV
09/06/25
N
15,558,140.02
84,780.82
0.00
12/06/20
0.00
0
60,666.91
0.00
4.672
1.60
12/31/19

Industrial
KY
08/01/25
N
15,975,000.00
63,300.94
0.00
12/01/20
0.00
0
63,300.94
0.00
4.755
1.77
12/31/19

Multifamily
OH
07/01/25
N
14,901,586.34
73,922.76
0.00
12/01/20
0.00
0
53,036.95
0.00
4.265
0.00

Retail
CA
08/01/25
N
14,190,996.69
73,775.13
0.00
12/01/20
0.00
0
51,995.07
0.00
4.390
1.76
12/31/19

Retail
OH
08/06/25
N
14,346,255.77
74,055.41
0.00
12/06/20
0.00
0
53,635.59
0.00
4.480
1.54
12/31/19

Various
XX
09/01/25
N
12,041,045.88
60,477.10
0.00
12/01/20
0.00
0
44,130.06
0.00
4.392
1.96
12/31/19
28A
Various
XX
09/01/25
N
2,402,097.66
12,064.73
0.00
12/01/20
0.00
0
8,803.61
0.00
4.392
0.00

Multifamily
TX
07/01/22
N
13,642,635.70
72,472.27
0.00
12/01/20
0.00
0
51,126.07
0.00
4.490
1.73
12/31/19

Lodging
CA
07/01/25
N
11,275,115.36
63,731.04
0.00
12/01/20
0.00
0
43,505.89
0.00
4.622
2.83
12/31/19

Multifamily
NV
09/01/25
N
12,101,433.31
60,069.82
0.00
12/01/20
0.00
0
43,342.62
0.00
4.292
4.72
12/31/19

Multifamily
NC
09/01/20
06/01/20

Lodging
MO
09/01/25
N
10,523,234.10
67,314.39
0.00
12/01/20
0.00
0
40,354.49
0.00
4.590
1.53
12/31/19

Lodging
06/09/20 TX
08/01/25
N
10,511,764.88
60,593.98
0.00
03/01/20
0.00
6
42,444.33
0.00
4.837
1.63
12/31/19

Multifamily
GA
09/01/25
N
10,811,341.92
58,714.29
0.00
12/01/20
0.00
0
41,868.99
0.00
4.640
1.57
12/31/19

December 2020
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt

Lodging
MD
07/01/20
08/01/20

Retail
AZ
07/01/25
N
9,748,467.53
54,305.61
0.00
12/01/20
0.00
0
38,049.87
0.00
4.676
1.65
12/31/19

Lodging
MD
09/01/25
N
9,173,149.08
53,437.97
0.00
12/01/20
0.00
0
37,979.58
0.00
4.960
2.09
12/31/19

Lodging
MN
09/01/25
N
8,794,851.36
49,268.54
0.00
12/01/20
0.00
0
33,517.00
0.00
4.565
2.40
12/31/19

Retail
NV
09/06/25
N
8,211,101.00
44,463.07
0.00
12/06/20
0.00
0
32,713.24
0.00
4.774
1.76
12/31/19

Self Storage
CA
07/01/25
N
7,100,000.00
25,205.00
0.00
12/01/20
0.00
0
25,205.00
0.00
4.260
3.08
12/31/19

Lodging
TX
07/01/25
N
6,404,166.79
37,509.09
0.00
12/01/20
0.00
0
26,643.77
0.00
4.984
1.45
12/31/19

Retail
AR
09/01/30
N
6,660,923.87
38,988.89
0.00
12/01/20
0.00
0
30,595.49
0.00
5.505
1.78
12/31/19

Retail
CA
08/06/25
N
6,146,308.85
33,568.69
0.00
12/06/20
0.00
0
24,007.89
0.00
4.680
1.16
12/31/19

Multifamily
GA
08/01/25
N
5,415,197.67
29,005.83
0.00
12/01/20
0.00
0
18,555.72
0.00
4.104
2.73
12/31/19

Mobile Home
TX
08/01/25
N
5,140,199.09
29,738.09
0.00
12/01/20
0.00
0
20,913.62
0.00
4.874
1.83
12/31/19

Retail
PA
06/06/25
N
5,057,523.03
27,924.26
0.00
12/06/20
0.00
0
20,071.55
0.00
4.755
1.31
12/31/19

Self Storage
FL
08/06/25
N
4,636,036.51
26,626.77
0.00
12/06/20
0.00
0
18,576.35
0.00
4.800
2.11
12/31/19

Lodging
MT
09/06/25
N
4,405,612.04
28,794.20
0.00
10/06/20
0.00
1
17,850.25
0.00
4.850
2.65
12/31/19

Retail
NV
08/01/25
N
4,510,465.86
25,524.02
0.00
12/01/20
0.00
0
17,509.11
0.00
4.650
1.59
12/31/19

Retail
TX
08/01/25
N
4,380,392.19
24,801.52
0.00
12/01/20
0.00
0
17,732.66
0.00
4.850
2.08
12/31/19

Various
XX
09/06/20
07/31/20

Various
XX
08/01/25
N
3,857,275.43
21,330.06
0.00
12/01/20
0.00
0
14,230.56
0.00
4.419
2.76
12/31/19

Industrial
NV
09/06/25
N
3,137,481.39
19,358.49
0.00
12/06/20
0.00
0
12,660.56
0.00
4.832
1.99
12/31/19

Retail
UT
09/01/25
N
2,294,755.07
13,420.54
0.00
12/01/20
0.00
0
9,577.49
0.00
5.000
1.52
12/31/19

Multifamily
OH
07/01/25
N
1,807,388.91
10,172.96
0.00
12/01/20
0.00
0
7,472.65
0.00
4.954
0.00
1,112,777,039.65
5,552,190.43
0.00
0.00

Totals:
Count:
4,218,608.09
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

December 2020
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

December 2020
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

December 2020
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
14,901,586.34
07/01/2025
4.27
F
25
12,041,045.88
09/01/2025
4.39
P
28
2,402,097.66
09/01/2025
4.39
F
28A
1,807,388.91
07/01/2025
4.95
F
56
31,152,118.79
Count:
Totals:
4
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

December 2020
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count: